Document and Entity Information	0 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 28, 2013
Registrant Name	First Investors Income Funds
Central Index Key	0000740967
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 31, 2013